Income Taxes 6 (Narrative) (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended			8 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Oct. 28, 2012	Jul. 29, 2012	Oct. 26, 2011	Dec. 23, 2012
Income Tax Contingency [Line Items]
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	$ 47,000,000	$ 0	$ 20,800,000	$ 16,800,000	$ 21,400,000
Benefit from income taxes	61,097,000	(231,623,000)	241,598,000	244,966,000	370,817,000
Deferred Tax Assets related to business classified as held for sale			55,100,000
Deferred Tax Liabilities related to business classified as held for sale			5,200,000
Valuation Allowance related to business classified as held for sale			54,300,000
Operating Loss Carryforwards Foreign		390,300,000
Operating Loss Carry Forwards Foreign Expiring Current Through Twenty Years		162,800,000
Operating Loss Carryforwards Foreign Do Not Expire		227,500,000
Operating Loss Carryforwards		657,200,000
Deferred Tax Assets, Operating Loss Carryforwards			34,400,000
Operating Loss Carryforwards State			30,500,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		44,500,000		(26,200,000)	(1,900,000)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		44,900,000	38,300,000	38,900,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense		4,200,000		9,500,000	1,300,000
Unrecognized Tax Benefits, Income Tax Penalties Expense		6,300,000		4,700,000	100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		10,700,000	8,500,000	16,000,000
Unrecognized Tax Benefits, Income Tax Penalties Accrued		8,500,000	6,900,000	13,800,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			25,000,000
Undistributed Earnings of Foreign Subsidiaries		2,200,000,000
Deferred Tax Liabilities, Undistributed Foreign Earnings		345,000,000
Tax Free Reorganization [Member] | Foreign Subsidiary [Member]
Income Tax Contingency [Line Items]
Benefit from income taxes						63,000,000
Cash Taxes, Tax Amortization Period						10 years
Cash Taxes, Expected Adjustment						91,000,000
Assets Revaluation [Member] | Foreign Subsidiary [Member]
Income Tax Contingency [Line Items]
Benefit from income taxes							12,900,000	34,900,000
Increase (Decrease) in Deferred Tax Assets							82,100,000	220,200,000
Taxes Payable, Current and Noncurrent, Gross			13,100,000	34,800,000
Payments for Other Taxes		15,700,000				17,900,000		10,400,000
Cash Taxes, Tax Amortization Period		20 years
Cash Taxes, Expected Adjustment		95,000,000
Taxes Payable, Due in Year Three			4,000,000
Predecessor [Member]
Income Tax Contingency [Line Items]
Tax benefit from reversal of uncertain tax liability		15,000,000
Benefit from income taxes	61,097,000		241,598,000	244,966,000	370,817,000				142,528,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1,800,000
Unrecognized Tax Benefits, Income Tax Penalties Expense	200,000
Deferred Tax Liabilities, Undistributed Foreign Earnings			1,571,000	6,466,000
Tax on income of foreign subsidiaries	6.00%		(5.50%)	(6.20%)	(3.90%)
Predecessor [Member] | United Kingdom [Member]
Income Tax Contingency [Line Items]
Tax on income of foreign subsidiaries		(2.00%)		(2.00%)
Successor [Member]
Income Tax Contingency [Line Items]
Tax benefit from reversal of uncertain tax liability		107,000,000
Benefit from income taxes		(231,623,000)
Valuation Allowance, Deferred Tax Asset, Change in Amount		(32,100,000)
Unrecognized Tax Benefits, Interest on Income Taxes Expense		1,400,000
Unrecognized Tax Benefits, Income Tax Penalties Expense		100,000
Deferred Tax Liabilities, Undistributed Foreign Earnings		$ 344,883,000
Tax on income of foreign subsidiaries		6.90%
Successor [Member] | United Kingdom [Member]
Income Tax Contingency [Line Items]
Tax on income of foreign subsidiaries		3.00%